Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows provided by Operating Activities:
Net (loss)/income	$ 1,408	$ (63,984)	$ (189,112)
provided by operating activities:
Depreciation	6,763	12,510	27,156
Amortization and write off of deferred financing costs	1,815	1,437	2,234
Amortization of debt discount		371	3,965
Translation gain of foreign currency denominated loan		70	(294)
Provision for service leaving indemnities	(37)
Stock-based compensation expense	345	378	1,412
Change in fair value of derivative financial instruments (Note 18)	(2,313)	(2,656)	(2,835)
Loss on sale of other fixed assets	3	178	81
Loss/(Gain) on sale of vessels	(14)		62,543
(Gain) on disposal of subsidiaries (Note 19)	(1,591)
Vessels impairment charge		61,484	114,674
Provision for doubtful accounts		256
Increase (Decrease) in:
Trade accounts receivable	384	1,281	(2,189)
Deferred vessel lease payments			543
Insurance claims		4	(876)
Inventories			660
Advances to various creditors	9	105	(57)
Prepayments and other	571	462	632
Due from related parties		74	(74)
Other long term receivable		1,841	(1,841)
Increase (Decrease) in:
Due to related parties	(1,343)	587	(234)
Accounts payable	(1,650)	(4,426)	2,473
Other non-current liabilities	(800)	4,706
Accrued liabilities	68	(136)	(75)
Unearned revenue	(548)	587	(3,007)
Net Cash provided by Operating Activities	3,070	15,129	15,779
Cash Flows provided by Investing Activities:
Advances for vessels under construction (Note 5)	(14,400)
Insurance claims recoveries			872
Decrease in restricted cash	2,563	5,949	6,158
Net proceeds from sale of vessels (Note 4)	25,214		118,220
Net proceeds from disposal of subsidiaries (Note 19)	37,552
Net proceeds from sale of other fixed assets	65	60	35
Acquisition of other fixed assets		(7)	(356)
Net Cash provided by Investing Activities	50,994	6,002	124,929
Cash Flows used in Financing Activities:
Proceeds from convertible debt			2,000
Proceeds from debt		500	2,782
Principal payments of debt	(11,120)	(16,656)	(27,637)
Prepayment of debt	(30,326)	(4,975)	(124,000)
Derivative financial instrument termination payments			(364)
Proceeds from issuance of common stock, net of issuance costs			6,833
Payment of financing costs	(2,837)		(616)
Net Cash used in Financing Activities	(44,283)	(21,131)	(141,002)
Net (decrease)/increase in cash and cash equivalents	9,781		(294)
Effect of exchange rate changes on cash	(75)		294
Cash and cash equivalents at end of the year	9,706
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid net of capitalized interest	$ 5,621	$ 6,837	$ 10,180